NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

SUPPLEMENT DATED MARCH 1, 2018

TO THE PROSPECTUS DATED OCTOBER 31, 2017

Effective immediately, Raymond O. Wicklander is added as portfolio manager for Nuveen NWQ Multi-Cap Value Fund and Nuveen NWQ Large-Cap Value Fund (the “Funds”). Jon D. Bosse will continue to serve as portfolio manager for the Funds.

Raymond O. Wicklander, CPA, CFA, is a Managing Director, Portfolio Manager and Equity Analyst who joined NWQ Investment Management Company, LLC (“NWQ”) in July 2016. Previously, he was Managing Director, Deputy Director of Research, Portfolio Manager and Equity Analyst at Tradewinds Global Investors, LLC, (“Tradewinds”), NWQ’s former affiliate, from October 2014 to June 2016. Prior to that he was Managing Director, Deputy Director of Research and Equity Analyst at Tradewinds from March 2013 to September 2014.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQ2P-0318P

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

SUPPLEMENT DATED MARCH 1, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2017

Effective immediately, Raymond O. Wicklander is added as portfolio manager for Nuveen NWQ Multi-Cap Value Fund and Nuveen NWQ Large-Cap Value Fund (the “Funds”). Jon D. Bosse will continue to serve as portfolio manager for the Funds.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQ2SAI-0318P